Significant accounting policies - Acquisition of controlling interest (Details) - Tuves Paraguay - Nucleo ₲ in Millions, $ in Millions	Apr. 11, 2017 shares	Jun. 30, 2017 PYG (₲)	Jun. 30, 2017 ARS ($)
Acquisition of controlling interest
Percentage of voting equity interests acquired		70.00%	70.00%
Cash payment		₲ 35	$ 0.1
Partial capitalization of receivables		49,396	147.0
Total purchase price		50,056	149.0
Goodwill		₲ 662	$ 2.0
CONATEL Resolution No. 460/17
Acquisition of controlling interest
Number of shares acquired	350
Percentage of voting equity interests acquired	70.00%